Acquisitions/Divestitures (Purchase Price Allocation) (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 06, 2015	Oct. 13, 2015	Jul. 03, 2013
Acquisitions:
Goodwill	$ 32,021	$ 30,556	$ 31,184
Completed technology | Minimum
Acquisitions:
Amortization Life (in Years)	5 years		5 years
Completed technology | Maximum
Acquisitions:
Amortization Life (in Years)	7 years		7 years
Client relationships | Minimum
Acquisitions:
Amortization Life (in Years)	5 years		6 years
Client relationships | Maximum
Acquisitions:
Amortization Life (in Years)	7 years		7 years
Patents/trademarks | Minimum
Acquisitions:
Amortization Life (in Years)	2 years		2 years
Patents/trademarks | Maximum
Acquisitions:
Amortization Life (in Years)	7 years		7 years
SoftLayer
Acquisitions:
Current assets			$ 80
Fixed assets/noncurrent assets			300
Goodwill			1,285			$ 1,285
Total assets acquired			2,277
Current liabilities			(56)
Noncurrent liabilities			(244)
Total liabilities assumed			(300)
Total purchase price			$ 1,977
Amortization Life (in Years)			7 years
SoftLayer | Completed technology
Acquisitions:
Intangible assets			$ 290
SoftLayer | Client relationships
Acquisitions:
Intangible assets			245
SoftLayer | In-process R&D
Acquisitions:
Intangible assets			2
SoftLayer | Patents/trademarks
Acquisitions:
Intangible assets			75
Merge
Acquisitions:
Current assets	$ 94
Fixed assets/noncurrent assets	128
Goodwill	695				$ 695
Total assets acquired	1,248
Current liabilities	(73)
Noncurrent liabilities	(139)
Total liabilities assumed	(212)
Total purchase price	$ 1,036
Amortization Life (in Years)	7 years
Merge | Completed technology
Acquisitions:
Intangible assets	$ 133
Merge | Client relationships
Acquisitions:
Intangible assets	145
Merge | Patents/trademarks
Acquisitions:
Intangible assets	54
Cleversafe
Acquisitions:
Current assets	23
Fixed assets/noncurrent assets	63
Goodwill	1,000			$ 1,000
Total assets acquired	1,484
Current liabilities	(15)
Noncurrent liabilities	(160)
Total liabilities assumed	(175)
Total purchase price	$ 1,309
Amortization Life (in Years)	6 years 11 months
Cleversafe | Completed technology
Acquisitions:
Intangible assets	$ 364
Cleversafe | Client relationships
Acquisitions:
Intangible assets	23
Cleversafe | Patents/trademarks
Acquisitions:
Intangible assets	11
Other Acquisitions
Acquisitions:
Current assets	60	56	97
Fixed assets/noncurrent assets	82	39	41
Goodwill	895	442	961
Total assets acquired	1,318	701	1,408
Current liabilities	(34)	(26)	(61)
Noncurrent liabilities	(73)	(67)	(105)
Total liabilities assumed	(107)	(93)	(166)
Total purchase price	$ 1,210	$ 608	$ 1,242
Amortization Life (in Years)	6 years 5 months	6 years 10 months	6 years 7 months
Other Acquisitions | Completed technology
Acquisitions:
Intangible assets	$ 163	$ 68	$ 181
Other Acquisitions | Completed technology | Minimum
Acquisitions:
Amortization Life (in Years)		5 years
Other Acquisitions | Completed technology | Maximum
Acquisitions:
Amortization Life (in Years)		7 years
Other Acquisitions | Client relationships
Acquisitions:
Intangible assets	95	$ 77	97
Amortization Life (in Years)		7 years
Other Acquisitions | Patents/trademarks
Acquisitions:
Intangible assets	$ 23	$ 18	$ 32
Other Acquisitions | Patents/trademarks | Minimum
Acquisitions:
Amortization Life (in Years)		1 year
Other Acquisitions | Patents/trademarks | Maximum
Acquisitions:
Amortization Life (in Years)		7 years